Income Taxes - Schedule of Deferred Tax Assets (Liabilities) (Details) (10K) - USD ($) $ in Thousands	Dec. 28, 2019	Dec. 29, 2018
Deferred tax assets
Net operating loss carryforward	$ 5,858	$ 5,393
Tax credit, deduction and capital loss carryforward	2,327	2,504
Share-based compensation	847	687
Debt issuance costs	333	660
Accrued expenses and other liabilities	454	615
Interest limitation and carryforward	3,639	1,155
Operating lease liabilities	731
Total deferred tax assets	14,189	11,014
Less: valuation allowance	(11,948)	(9,619)
Deferred tax assets, net of valuation allowance	2,241	1,395
Deferred tax liabilities:
Deprecation	1,557	1,461
Basis differences in acquired intangibles	1,433	1,852
Total deferred tax liabilities	3,721	3,313
Operating lease - Right-of-use assets	731
Deferred tax liability	$ (1,480)	$ (1,918)